PIMCO Funds

Supplement Dated November 3, 2008 to the

Bond Funds Class A, Class B and Class C Prospectus, dated July 31, 2008

Real Return Strategy, Equity-Related & Asset Allocation Funds Class A, Class B and Class C

Prospectus, dated July 31, 2008

Effective immediately, PIMCO Funds (the “Trust”) has reduced (i) the minimum initial investment amount requirements; (ii) the minimum subsequent investment amount requirements; and (iii) the minimum account size requirements currently applicable to Class A, Class B and Class C shares of each Fund. The Trust has also eliminated the Small Account Fee currently applicable to Class A, Class B and Class C shares of each Fund.

Therefore, effective immediately, in the “Fund Summary” section of each Prospectus, footnote 1 in each Fund’s “Fees and Expenses of the Fund—Shareholder Fees” table regarding accounts with a minimum balance of $2,500 or less may be charged a fee of $16 is deleted in its entirety.

Effective immediately, in the “How to Buy and Sell Shares” section of each Prospectus, the investment minimums listed under the “Buying Shares—Investment Minimums” subsection are deleted and replaced with the following:

Initial Investment	Subsequent Investments
$1,000 per Fund	$50 per Fund

Effective immediately, the “How to Buy and Sell Shares—Small Account Fee” section of each Prospectus is deleted in its entirety.

Effective immediately, the fifth sentence of the second paragraph of the “How to Buy and Sell Shares—Exchanging Shares” section of each Prospectus is deleted and replaced with the following:

Exchanges are subject to the $1,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds and Allianz Funds Auto-Exchange plan.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated November 3, 2008 to the

Municipal Bond Funds Class A, Class B and Class C Prospectus, dated July 31, 2008

Effective immediately, PIMCO Funds (the “Trust”) has reduced (i) the minimum initial investment amount requirements; (ii) the minimum subsequent investment amount requirements; and (iii) the minimum account size requirements currently applicable to Class A, Class B and Class C shares of each Fund. The Trust has also eliminated the Small Account Fee currently applicable to Class A, Class B and Class C shares of each Fund.

Therefore, effective immediately, in the “Fund Summary” section of the Prospectus, footnote 1 in each Fund’s “Fees and Expenses of the Fund—Shareholder Fees” table regarding accounts with a minimum balance of $2,500 or less may be charged a fee of $16 is deleted in its entirety.

Effective immediately, in the “How to Buy and Sell Shares” section of the Prospectus, the investment minimums listed under the “Buying Shares—Investment Minimums” subsection are deleted and replaced with the following:

Initial Investment	Subsequent Investments
$1,000 per Fund	$50 per Fund

Effective immediately, the “How to Buy and Sell Shares—Small Account Fee” section of the Prospectus is deleted in its entirety.

Effective immediately, the eighth sentence of the first paragraph of the “How to Buy and Sell Shares—Exchanging Shares” section of the Prospectus is deleted and replaced with the following:

Exchanges are subject to the $1,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds and Allianz Funds Auto-Exchange plan.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated November 3, 2008 to the

RealRetirement™ Funds Class A and Class C Prospectus, dated July 31, 2008

Effective immediately, PIMCO Funds (the “Trust”) has reduced (i) the minimum initial investment amount requirements; (ii) the minimum subsequent investment amount requirements; and (iii) the minimum account size requirements currently applicable to Class A and Class C shares of each Fund. The Trust has also eliminated the Small Account Fee currently applicable to Class A and Class C shares of each Fund.

Therefore, effective immediately, in the “Fund Summary” section of the Prospectus, footnote 1 in each Fund’s “Fees and Expenses of the Fund—Shareholder Fees” table regarding accounts with a minimum balance of $2,500 or less may be charged a fee of $16 is deleted in its entirety.

Effective immediately, in the “How to Buy and Sell Shares” section of the Prospectus, the investment minimums listed under the “Buying Shares—Investment Minimums” subsection are deleted and replaced with the following:

Initial Investment	Subsequent Investments
$1,000 per Fund	$50 per Fund

Effective immediately, the “How to Buy and Sell Shares—Small Account Fee” section of the Prospectus is deleted in its entirety.

Effective immediately, the sixth sentence of the first paragraph of the “How to Buy and Sell Shares—Exchanging Shares” section of the Prospectus is deleted and replaced with the following:

Exchanges are subject to the $1,000 minimum initial purchase requirements for each Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds and Allianz Funds Auto-Exchange plan.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated November 3, 2008 to the

PIMCO Real Return Fund Class A, Class B and Class C Prospectus, dated July 31, 2008

Effective immediately, PIMCO Funds (the “Trust”) has reduced (i) the minimum initial investment amount requirements; (ii) the minimum subsequent investment amount requirements; and (iii) the minimum account size requirements currently applicable to Class A, Class B and Class C shares of the Fund. The Trust has also eliminated the Small Account Fee currently applicable to Class A, Class B and Class C shares of the Fund.

Therefore, effective immediately, in the “Fund Summary” section of the Prospectus, footnote 1 in the Fund’s “Fees and Expenses of the Fund—Shareholder Fees” table regarding accounts with a minimum balance of $2,500 or less may be charged a fee of $16 is deleted in its entirety.

Effective immediately, in the “How to Buy and Sell Shares” section of the Prospectus, the investment minimums listed under the “Buying Shares—Investment Minimums” subsection are deleted and replaced with the following:

Initial Investment	Subsequent Investments
$1,000 per Fund	$50 per Fund

Effective immediately, the “How to Buy and Sell Shares—Small Account Fee” section of the Prospectus is deleted in its entirety.

Effective immediately, the sixth sentence of the first paragraph of the “How to Buy and Sell Shares—Exchanging Shares” section of the Prospectus is deleted and replaced with the following:

Exchanges are subject to the $1,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds and Allianz Funds Auto-Exchange plan.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated November 3, 2008 to the

PIMCO Total Return Fund Class A, Class B and Class C Prospectus, dated July 31, 2008

Effective immediately, PIMCO Funds (the “Trust”) has reduced (i) the minimum initial investment amount requirements; (ii) the minimum subsequent investment amount requirements; and (iii) the minimum account size requirements currently applicable to Class A, Class B and Class C shares of the Fund. The Trust has also eliminated the Small Account Fee currently applicable to Class A, Class B and Class C shares of the Fund.

Therefore, effective immediately, in the “Fund Summary” section of the Prospectus, footnote 1 in the Fund’s “Fees and Expenses of the Fund—Shareholder Fees” table regarding accounts with a minimum balance of $2,500 or less may be charged a fee of $16 is deleted in its entirety.

Effective immediately, in the “How to Buy and Sell Shares” section of the Prospectus, the investment minimums listed under the “Buying Shares—Investment Minimums” subsection are deleted and replaced with the following:

Initial Investment	Subsequent Investments
$1,000 per Fund	$50 per Fund

Effective immediately, the “How to Buy and Sell Shares—Small Account Fee” section of the Prospectus is deleted in its entirety.

Effective immediately, the third sentence of the second paragraph of the “How to Buy and Sell Shares—Exchanging Shares” section of the Prospectus is deleted and replaced with the following:

Exchanges are subject to the $1,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds and Allianz Funds Auto-Exchange plan.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated November 3, 2008 to the

PIMCO Global Multi-Asset Fund Class A and Class C Prospectus, dated August 27, 2008

Effective immediately, PIMCO Funds (the “Trust”) has reduced (i) the minimum initial investment amount requirements; (ii) the minimum subsequent investment amount requirements; and (iii) the minimum account size requirements currently applicable to Class A and Class C shares of the Fund. The Trust has also eliminated the Small Account Fee currently applicable to Class A and Class C shares of the Fund.

Therefore, effective immediately, in the “Fund Summary” section of the Prospectus, footnote 1 in the Fund’s “Fees and Expenses of the Fund—Shareholder Fees” table regarding accounts with a minimum balance of $2,500 or less may be charged a fee of $16 is deleted in its entirety.

Effective immediately, in the “How to Buy and Sell Shares” section of the Prospectus, the investment minimums listed under the “Buying Shares—Investment Minimums” subsection are deleted and replaced with the following:

Initial Investment	Subsequent Investments
$1,000 per Fund	$50 per Fund

Effective immediately, the “How to Buy and Sell Shares—Small Account Fee” section of the Prospectus is deleted in its entirety.

Effective immediately, the fifth sentence of the second paragraph of the “How to Buy and Sell Shares—Exchanging Shares” section of the Prospectus is deleted and replaced with the following:

Exchanges are subject to the $1,000 minimum initial purchase requirements for the Fund, except with respect to tax-qualified programs and exchanges effected through the PIMCO Funds and Allianz Funds Auto-Exchange plan.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds

Supplement Dated November 3, 2008 to the

Bond Funds Class D Prospectus, dated October 1, 2008

Municipal Bond Funds Class D Prospectus, dated July 31, 2008

Real Return Strategy, Equity-Related & Asset Allocation Funds Class D Prospectus,

dated October 1, 2008

RealRetirement™ Funds Class D Prospectus, dated July 31, 2008

PIMCO Global Multi-Asset Fund Class D Prospectus, dated August 27, 2008

Effective immediately, PIMCO Funds (the “Trust”) has reduced (i) the minimum initial investment amount requirements; (ii) the minimum subsequent investment amount requirements; and (iii) the minimum account size requirements currently applicable to Class D shares of each Fund. The Trust has also eliminated the Small Account Fee currently applicable to Class D shares of each Fund.

Therefore, effective immediately, in the “Fund Summary” section of each Prospectus, footnote 1 in each Fund’s “Fees and Expenses of the Fund—Shareholder Fees” table regarding accounts with a minimum balance of $2,500 or less may be charged a fee of $16 is deleted in its entirety.

Effective immediately, in the “How to Buy and Sell Shares” section of each Prospectus, the investment minimums listed under the “Buying Shares—Investment Minimums” subsection are deleted and replaced with the following:

Initial Investment	Subsequent Investments
$1,000 per Fund	$50 per Fund

Effective immediately, the “How to Buy and Sell Shares—Small Account Fee” section of each Prospectus is deleted in its entirety.

Investors Should Retain This Supplement For Future Reference